Intangibles	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangibles

NOTE 7. INTANGIBLES

	2025	2024
Cost	$39,946	$39,922
Accumulated amortization	(30,476)	(26,925)
	$9,470	$12,997

Software	9,470	12,997
	$9,470	$12,997

Cost

	Loan Commitment Fees	Software	Total
Balance, December 31, 2023	$17,081	$39,871	$56,952
Additions	1,363	51	1,414
Reclassification of loan commitment fees	(18,444)	—	(18,444)
Balance, December 31, 2024	—	39,922	39,922
Additions	—	24	24
Balance, December 31, 2025	$—	$39,946	$39,946

Accumulated Amortization

	Loan Commitment Fees	Software	Total
Balance, December 31, 2023	$16,238	$23,404	$39,642
Amortization expense	612	3,521	4,133
Reclassification of loan commitment fees	(16,850)	—	(16,850)
Balance, December 31, 2024	—	26,925	26,925
Amortization expense	—	3,551	3,551
Balance, December 31, 2025	$—	$30,476	$30,476